UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/20

Item 1. Reports to Stockholders.

1
Annual Report
ANNUAL REPORT
Franklin Floating Rate Master Series
This annual report for Franklin Floating Rate Master Series
covers the fiscal year ended July 31, 2020 .
Manager’s Discussion
During the 12 months ended July 31, 2020, the Fund
posted a -9.13% cumulative total return. In comparison, its
benchmark, the Credit Suisse Leveraged Loan Index (CS
LLI), posted a -1.20% total return.
1
The Fund maintained
an overweighting in the upper tier of the index (primarily
BB rated loans) throughout the period, which contributed to
performance amid severe market dislocation, but detracted
as the market rebounded. However, loan selection was
the primary detractor from relative performance during the
period. The top contributors to performance included loans
that had previously experienced volatility but completed
transactions that led to principal appreciation. CSM Bakery
Solutions, a producer of bakery ingredients and products,
contributed to performance as the issuer successfully
completed an amendment that extended the maturity and
increased spread, while also receiving an equity infusion.
99 Cents Only Stores, a discount retailer, contributed to
performance as it successfully completed an amendment
that extended near-term debt maturities, received a sponsor
equity injection, and benefited from strong customer demand
as a result of COVID-19 driven purchases.
Major detractors from performance were in industries that
investors believed to be more negatively impacted by
COVID-19 shutdowns and restrictions, including those in the
energy and gaming/leisure industries. As oil prices declined to unprecedented levels amid a fall-off in demand, issuers
exposed to energy prices were among the top detractors
from performance. The term loan of Fieldwood Energy, a
producer of oil and gas, declined as the sharp drop in oil
prices negatively impacted the company’s cash flow and
liquidity. The lower price of crude oil also led to declines for the term loans of UTEX Industries, a manufacturer and
provider of sealing products, as demand for its products from customers in the energy sector was expected to weaken.
Furthermore, 24 Hour Fitness Worldwide, a fitness club
owner and operator, detracted from performance as the
company was negatively impacted by club closures.
In addition to maintaining an overweighting in higher-rated
loans, the Fund also invested in Franklin Floating Rate
Income Fund and an exchange traded fund, Franklin Liberty
Senior Loan ETF. These investments allowed the Fund to
have further exposure to credit, while providing additional
liquidity. The Fund also held a position in a high-yield credit default swap index to protect against volatility in the credit markets and exited this position by the end of the period.
Portfolio Composition
7/31/20
% of Total
Net Assets
Senior Floating Rate Interests 81.0%
Management Investment Companies 8.6%
Common Stocks 3.1%
Corporate Bonds 2.3%
Asset-Backed Securities 1.1%
Short-Term Investments & Other Net Assets 3.9%
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Floating Rate Master Series

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/1/10–7/31/20
Performance as of 7/31/20
1
1. The Fund has a voluntary expense reduction, which can be discontinued at any time upon notification to the Fund’s board. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s or Standard & Poor’s.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year -9.13%
5-Year +0.73%
10-Year +2.48%

Your Fund’s Expenses
Franklin Floating Rate Master Series

Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/20
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $901.90 $2.51 $1,022.22 $2.67 0.53%

Franklin Floating Rate Master Trust
Board Members and Officers

Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 129 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 110 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Avis Budget Group Inc. (car
rental) (2007-present), Omnicom
Group Inc. (advertising and
marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1999
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

Franklin Floating Rate Master Trust

Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
J. Michael Luttig (1954) Trustee Since 2009 129 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 129 The Southern Company (energy company) (2014-present; previously
2010-2012), Graham Holdings
Company (education and media
organization) (2011-present)
and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Floating Rate Master Trust

Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust

Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust

Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis
Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and
Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
Shareholder Information

Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
At an in-person meeting held on February 25, 2020
(Meeting), the Board of Trustees (Board) of Franklin
Floating Rate Master Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board noted management’s
continuing efforts and expenditures in establishing effective business continuity plans and developing strategies
to address areas of heightened concern in the mutual
fund industry, such as cybersecurity and liquidity risk
management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to
the mutual fund business as evidenced by its continued
introduction of new funds, reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its plan to outsource certain administrative functions, and growth opportunities,
as evidenced by its upcoming acquisition of the Legg
Mason companies. The Board acknowledged the change in
leadership at FRI and the opportunity to hear from Jennifer
Johnson, President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Fund.

Franklin Floating Rate Master Trust
Shareholder Information

Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2019. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Board noted that the Fund’s annualized total return for the
one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this
performance with management and management noted the
steps it was taking to address the Fund’s performance. The
Board considered management’s explanation and concluded
that the Fund’s performance was acceptable. In doing so,
the Board noted that the Fund’s annualized total return was
positive for each period under review. The Board also noted
that the Fund does not offer its shares to the public and the
Fund’s investor was exclusively an offshore Irish feeder fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
13 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
In doing so, the Board noted that the Fund’s actual total
expense ratio reflected a fee waiver from management.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
upfront expenditures by the Manager but, over the long

Franklin Floating Rate Master Trust
Shareholder Information

Annual Report
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Floating Rate Master Trust
Shareholder Information

Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the settlement
days may exceed 7 calendar days and are classified as
“Less Liquid Investments”. Less liquid Investments are
defined as any investment reasonably expected to be sold or
disposed of in current market conditions in seven calendar
days or less without the sale or disposition significantly
changing the market value of the investment, but where
the sale or disposition is reasonably expected to settle in
more than seven calendar days. The Fund established and
maintained a HLIM. During the reporting period, the Fund
maintained the necessary Highly Liquid Investments and did
not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended July 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.18 $8.54 $8.69 $8.47 $8.65
Income from investment operations
a
:
Net investment income .......................... 0.415 0.460 0.398 0.332 0.419
Net realized and unrealized gains (losses) ........... (1.141) (0.378) (0.156) 0.221 (0.184)
Total from investment operations .................... (0.726) 0.082 0.242 0.553 0.235
Less distributions from:
Net investment income .......................... (0.464) (0.442) (0.392) (0.333) (0.415)
Net asset value, end of year ....................... $6.99 $8.18 $8.54 $8.69 $8.47
Total return .................................... (9.13)% 0.98% 2.73% 6.71% 3.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
b
...... 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ........................... 5.41% 5.29% 4.60% 3.78% 5.03%
Supplemental data
Net assets, end of year (000’s) ..................... $394,720 $1,054,679 $1,760,544 $2,090,626 $1,363,955
Portfolio turnover rate ............................ 16.80% 27.92%
c
49.97% 67.00% 28.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Benefit of expense reduction rounds to less than 0.01%.
c
Excludes the value of portfolio activity as a result of in-kind transactions. 6

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2020
Franklin Floating Rate Master Series
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Aerospace & Defense
a,b,c
Remington Outdoor Co., Inc. ..................... United States 1,048,435 $ 262,109 0.07
b
Oil & Gas Exploration & Production
b
Samson Resources II LLC ....................... United States 155,501 855,256 0.22
b
Paper Products
a,b,c,d
Appvion Operations, Inc. ........................ United States 563,596 11,034,433 2.79
b
Trucking
a,b,d
Onsite Rental Group Operations Pty. Ltd. ........... United States 5,879,078 171,018 0.04
b
Total Common Stocks (Cost $50,101,361) ...............................
12,322,816 3.12
Management Investment Companies
Asset Management & Custody Banks
e
Franklin Floating Rate Income Fund ............... United States 1,464,632 10,750,395 2.72
e
Franklin Liberty Senior Loan ETF ................. United States 957,785 22,912,133 5.81
33,662,528 8.53
Total Management Investment Companies (Cost $38,465,249) .............
33,662,528 8.53
Principal
Amount
*
a a a a a
Corporate Bonds
Trucking
a,f
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. United States 10,725,759 8,881,805 2.25
Total Corporate Bonds (Cost $11,235,808) ...............................
8,881,805 2.25
g,h
Senior Floating Rate Interests
Aerospace & Defense
AI Convoy (Luxembourg) SARL, Facility USD Term Loan,
B, 4.65%, (6-month USD LIBOR + 3.5%), 1/18/27 ... Luxembourg 1,237,898 1,205,403 0.31
f
Alloy FinCo Ltd., Facility Term Loan, 0.5%, PIK, 3/06/25 Jersey 8,767,344 3,287,754 0.83
h
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 412,004 332,807 0.08
B2, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 221,507 178,929 0.05
a
FGI Operating Co. LLC, Initial Term Loan, 9.5%, (3-month
USD LIBOR + 7.5%), 5/17/21 ................... United States 6,848,631 6,848,688 1.73
a,f
FGI Operating Co. LLC, Term Loan, 12%, PIK, (3-month
USD LIBOR + 11%), 5/16/22 ................... United States 11,513,813 6,347,940 1.61
18,201,521 4.61
a a a a a a
Air Freight & Logistics
XPO Logistics, Inc., 2018 Refinancing Term Loan,
2.161%, (1-month USD LIBOR + 2%), 2/24/25 ...... United States 840,000 831,425 0.21
Airlines
Allegiant Travel Co., Replacement Term Loan, 3.434%,
(3-month USD LIBOR + 3%), 2/05/24 ............. United States 4,688,535 4,231,403 1.07
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD
LIBOR + 5.25%), 6/17/24 ...................... United States 439,651 434,925 0.11
Kestrel Bidco, Inc., Term Loan, 4%, (1-month USD LIBOR
+ 3%), 12/11/26 ............................. Canada 2,911,487 2,152,681 0.55
6,819,009 1.73
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Alternative Carriers
Lineage Logistics LLC, Term Loan, 4%, (1-month USD
LIBOR + 3%), 2/27/25 ........................ United States 795,929 $ 783,866 0.20
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3.161%, (1-month USD LIBOR + 3%), 3/09/27 ...... United States 698,250 680,357 0.17
1,464,223 0.37
a a a a a a
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp., First Lien, Initial Term Loan,
6.572%, (3-month USD LIBOR + 5.5%), 12/19/25 .... United States 1,086,005 1,053,425 0.27
Application Software
j
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month
USD LIBOR + 6%), 6/30/24 .................... United States 500,000 473,437 0.12
Ceridian HCM Holding, Inc., Initial Term Loan, 2.611%,
(1-week USD LIBOR + 2.5%), 4/30/25 ............ United States 696,456 679,480 0.17
i,j
Epicor Software Corp., Term Loan, TBD, 7/17/27 ...... United States 572,942 573,556 0.14
i,j
Mitchell International, Inc., Add-on Term Loan, TBD,
1/21/21 ................................... United States 600,000 580,750 0.15
Solera LLC (Solera Finance, Inc.), Dollar Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 3/03/23 .... United States 498,698 491,495 0.12
Surf Holdings SARL, First Lien, Dollar Term Loan,
3.827%, (3-month USD LIBOR + 3.5%), 1/15/27 ..... Luxembourg 1,702,410 1,666,234 0.42
Ultimate Software Group, Inc. (The), First Lien, 2020
Incremental Term Loan, 4.75%, (3-month USD LIBOR +
4%), 5/04/26 ............................... United States 381,802 382,608 0.10
j
Ultimate Software Group, Inc. (The), First Lien, Initial
Term Loan, 3.911%, (1-month USD LIBOR + 3.75%),
5/04/26 ................................... United States 648,367 643,869 0.16
j
Veritas US, Inc., New Dollar Term Loan, B, 5.5%,
(3-month USD LIBOR + 4.5%), 1/27/23 ........... United States 498,711 480,113 0.12
5,971,542 1.50
a a a a a a
Asset Management & Custody Banks
Russell Investments US Institutional Holdco, Inc., Initial
Term Loan, 3.822%, (3-month USD LIBOR + 2.75%),
6/01/23 ................................... United States 2,258,950 2,231,418 0.56
Auto Parts & Equipment
Adient US LLC, Initial Term Loan, 4.49%, (3-month
USD LIBOR + 4.25%; 1-month USD LIBOR + 4.25%),
5/06/24 ................................... United States 3,428,280 3,390,426 0.86
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term
Loan, 3.667%, (1-month USD LIBOR + 3.5%), 4/30/26 Canada 3,986,661 3,903,918 0.99
TI Group Automotive Systems LLC, Initial U.S. Term
Loan, 3.25%, (1-month USD LIBOR + 2.5%), 6/30/22 . United States 2,645,397 2,585,875 0.66
i,j
TRICO Group LLC, Term Loan, B, TBD, 2/02/24 ...... United States 631,079 607,413 0.15
10,487,632 2.66
a a a a a a
Automobile Manufacturers
Thor Industries, Inc., Initial USD Term Loan, 3.938%,
(1-month USD LIBOR + 3.75%), 2/01/26 .......... United States 2,747,883 2,715,252 0.69
Automotive Retail
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan,
3.25%, (1-month USD LIBOR + 2.5%), 8/18/23 ...... United States 371,085 364,326 0.09
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 4.072%,
(3-month USD LIBOR + 3%), 2/05/26 ............. United States 1,485,038 1,421,460 0.36
1,785,786 0.45
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Biotechnology
Grifols Worldwide Operations Ltd., Dollar Term Loan, B,
2.111%, (1-week USD LIBOR + 2%), 11/15/27 ...... Ireland 2,114,631 $ 2,076,663 0.53
Horizon Therapeutics USA, Inc., Seventh Amendment
Refinancing Term Loan, 2.438%, (1-month USD LIBOR
+ 2.25%), 5/22/26 ........................... United States 4,604,270 4,535,206 1.15
6,611,869 1.68
a a a a a a
Broadcasting
Gray Television, Inc., Term Loan, B2, 2.421%, (1-month
USD LIBOR + 2.25%), 2/07/24 .................. United States 5,764,652 5,635,668 1.43
Mission Broadcasting, Inc., Term Loan, B3, 2.421%,
(1-month USD LIBOR + 2.25%), 1/17/24 .......... United States 938,142 913,125 0.23
Nexstar Broadcasting, Inc., Term Loan, B3, 2.416%,
(1-month USD LIBOR + 2.25%), 1/17/24 .......... United States 3,655,968 3,558,474 0.90
Sinclair Television Group, Inc., Term Loan, B, 2.42%,
(1-month USD LIBOR + 2.25%), 1/03/24 .......... United States 8,115,005 7,927,345 2.01
18,034,612 4.57
a a a a a a
Cable & Satellite
CSC Holdings LLC, March 2017 Refinancing Term Loan,
2.425%, (1-month USD LIBOR + 2.25%), 7/17/25 .... United States 7,961,824 7,716,002 1.96
WideOpenWest Finance LLC, Eighth Amendment Term
Loan, B, 4.25%, (1-month USD LIBOR + 3.25%),
8/18/23 ................................... United States 541,064 534,572 0.14
8,250,574 2.10
a a a a a a
Casinos & Gaming
Boyd Gaming Corp., Refinancing Term Loan, B, 2.361%,
(1-week USD LIBOR + 2.25%), 9/15/23 ........... United States 2,841,373 2,758,160 0.70
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD
LIBOR + 2.75%), 9/15/21 ...................... United States 1,969,964 1,950,265 0.49
h
Caesars Resort Collection LLC, Term Loan ,
B, 2.911%, (1-month USD LIBOR + 2.75%), 12/23/24 . United States 5,045,963 4,658,055 1.18
B1, 4.715%, (3-month USD LIBOR + 4.5%; 1-month
USD LIBOR + 4.5%), 7/21/25 ................... United States 345,440 334,069 0.08
Flutter Entertainment plc, USD Term Loan, 3.808%,
(3-month USD LIBOR + 3.5%), 7/10/25 ........... Netherlands 919,019 920,053 0.23
Station Casinos LLC, Facility Term Loan, B1, 2.5%,
(1-month USD LIBOR + 2.25%), 2/08/27 .......... United States 2,323,097 2,151,768 0.55
12,772,370 3.23
a a a a a a
Commodity Chemicals
Axalta Coating Systems Dutch Holding B BV (Axalta
Coating Systems U.S. Holdings, Inc.), Dollar Term
Loan, B3, 2.058%, (3-month USD LIBOR + 1.75%),
6/01/24 ................................... Netherlands 2,496,912 2,443,074 0.62
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan,
3.661%, (1-month USD LIBOR + 3.5%), 3/16/25 ..... United States 300,000 294,625 0.08
h
Univar Solutions USA, Inc., Term Loan ,
B3, 2.411%, (1-month USD LIBOR + 2.25%), 7/01/24 . United States 1,822,270 1,794,081 0.45
B5, 2.161%, (1-month USD LIBOR + 2%), 7/01/26 ... United States 352,358 341,934 0.09
4,873,714 1.24
a a a a a a
Communications Equipment
CommScope, Inc., Initial Term Loan, 3.411%, (1-month
USD LIBOR + 3.25%), 4/06/26 .................. United States 4,023,751 3,946,419 1.00

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Construction & Engineering
Strike LLC, Term Loan, 9.072%, (3-month USD LIBOR +
8%), 11/30/22 .............................. United States 6,431,979 $ 5,338,542 1.35
Consumer Electronics
Playtika Holding Corp., Term Loan, B, 7.072%, (3-month
USD LIBOR + 6%), 12/10/24 ................... United States 2,359,500 2,385,122 0.60
Data Processing & Outsourced Services
Neustar, Inc., First Lien, Term Loan, B5, 5.572%,
(3-month USD LIBOR + 4.5%), 8/08/24 ........... United States 1,970,368 1,847,712 0.47
Pitney Bowes, Inc., Incremental Term Loan, B, 5.68%,
(1-month USD LIBOR + 5.5%), 1/07/25 ........... United States 2,370,368 2,216,294 0.56
WEX, Inc., Term Loan, B3, 2.411%, (1-month USD LIBOR
+ 2.25%), 5/15/26 ........................... United States 1,227,723 1,191,505 0.30
5,255,511 1.33
a a a a a a
Distributors
Resideo Funding, Inc., Term Loan, A, 2.56%, (3-month
USD LIBOR + 2.25%), 10/25/23 ................. United States 7,955,000 7,930,141 2.01
Diversified Banks
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%,
(3-month USD LIBOR + 3.5%), 6/13/24 ........... United Kingdom 3,376,778 3,135,480 0.79
Diversified Capital Markets
i,j
Vertical Midco GmbH, USD Term Loan, TBD, 6/30/27 .. Germany 1,236,519 1,221,546 0.31
Diversified Support Services
Legalzoom.com, Inc., First Lien, 2018 Term Loan,
4.661%, (1-month USD LIBOR + 4.5%), 11/21/24 .... United States 4,031,307 3,970,837 1.01
Electric Utilities
EFS Cogen Holdings I LLC, Term Loan Advance, B2,
4.25%, (3-month USD LIBOR + 3.25%; 1-month USD
LIBOR + 3.25%), 6/28/23 ...................... United States 1,638,838 1,625,727 0.41
Vistra Operations Co. LLC, 2018 Incremental Term Loan,
1.915%, (1-month USD LIBOR + 1.75%), 12/31/25 ... United States 236,701 233,742 0.06
1,859,469 0.47
a a a a a a
Environmental & Facilities Services
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD
LIBOR + 2.25%), 12/06/24 ..................... United States 373,672 371,454 0.09
Food Distributors
Nutraceutical International Corp., First Lien, New Term
Loan, 4.25%, (1-month USD LIBOR + 3.25%), 8/23/23 United States 2,845,835 2,703,544 0.68
Food Retail
BI-LO LLC, FILO Term Loan, 6.25%, (3-month USD
LIBOR + 5.25%), 5/31/22 ...................... United States 3,500,000 3,504,375 0.89
General Merchandise Stores
f
99 Cents Only Stores LLC, First Lien, Term Loan, B2,
7.148%, PIK, (3-month USD LIBOR + 6.5%), 1/13/22 . United States 13,194,365 11,973,887 3.03
Health Care Facilities
Global Medical Response, Inc., 2018 New Term Loan,
5.25%, (3-month USD LIBOR + 4.25%), 3/14/25 ..... United States 846,630 830,050 0.21
j
Pathway Vet Alliance LLC, First Lien, Initial Term Loan,
4.161%, (1-month USD LIBOR + 4%), 3/31/27 ...... United States 989,033 970,025 0.24
1,800,075 0.45
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Health Care Services
DaVita, Inc., Term Loan, B1, 1.911%, (1-month USD
LIBOR + 1.75%), 8/12/26 ...................... United States 1,428,802 $ 1,405,941 0.36
h
National Mentor Holdings, Inc., First Lien, Initial Term
Loan ,
4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 ..... United States 3,474,515 3,415,449 0.86
C, 4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 .. United States 158,198 155,430 0.04
Navicure, Inc., First Lien, Initial Term Loan, 4.161%,
(1-month USD LIBOR + 4%), 10/22/26 ............ United States 997,500 979,004 0.25
Phoenix Guarantor, Inc., First Lien, Term Loan, B1,
3.425%, (1-month USD LIBOR + 3.25%), 3/05/26 .... United States 1,489,968 1,461,410 0.37
j
Radiology Partners, Inc., First Lien, Term Loan, B, 5.64%,
(3-month USD LIBOR + 4.25%), 7/09/25 .......... United States 400,000 380,200 0.10
U.S. Anesthesia Partners, Inc., First Lien, Initial Term
Loan, 4%, (3-month USD LIBOR + 3%), 6/23/24 ..... United States 298,462 277,420 0.07
8,074,854 2.05
a a a a a a
Health Care Technology
Inovalon Holdings, Inc., Refinancing Date Term Loan,
3.188%, (1-month USD LIBOR + 3%), 4/02/25 ...... United States 337,554 332,771 0.08
IQVIA, Inc., Dollar Term Loan, B1, 2.5%, (1-month USD
LIBOR + 1.75%), 3/07/24 ...................... United States 1,711,250 1,684,053 0.43
2,016,824 0.51
a a a a a a
Household Products
Knowlton Development Corp., Inc., 2020 Initial Term
Loan, 4.058%, (3-month USD LIBOR + 3.75%),
12/22/25 .................................. Canada 1,061,577 1,041,673 0.26
Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 2.161%,
(1-month USD LIBOR + 2%), 9/26/25 ............. United States 2,868,772 2,789,881 0.71
Navistar, Inc., Term Loan, B, 3.69%, (1-month USD
LIBOR + 3.5%), 11/06/24 ...................... United States 6,101,387 5,928,516 1.50
8,718,397 2.21
a a a a a a
Insurance Brokers
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 5/09/25 .... United States 2,158,985 2,092,190 0.53
Integrated Telecommunication Services
Global Tel Link, First Lien, Term Loan, 4.411%, (1-month
USD LIBOR + 4.25%), 11/29/25 ................. United States 4,809,873 4,206,633 1.07
Global Tel Link, Second Lien, Term Loan, 8.411%,
(1-month USD LIBOR + 8.25%), 11/20/26 .......... United States 3,809,967 2,705,076 0.68
West Corp., Initial Term Loan, LOAN Note, B, 5%,
(3-month USD LIBOR + 4%), 10/10/24 ............ United States 1,195,672 1,055,928 0.27
7,967,637 2.02
a a a a a a
Internet & Direct Marketing Retail
j
MH Sub I LLC (Micro Holding Corp.), First Lien,
Amendment No. 2 Initial Term Loan, Internet Brands Inc
Note, 4.572%, (3-month USD LIBOR + 3.5%), 9/13/24 United States 500,000 487,916 0.12
Internet Services & Infrastructure
Go Daddy Operating Co. LLC, Term Loan, B2, 1.911%,
(1-month USD LIBOR + 1.75%), 2/15/24 .......... United States 491,768 480,089 0.12
Informatica LLC, Dollar 2020 Term Loan, 3.411%,
(1-month USD LIBOR + 3.25%), 2/25/27 .......... United States 1,456,350 1,425,857 0.36

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Internet Services & Infrastructure (continued)
TIBCO Software, Inc., Term Loan, B3, 3.92%, (1-month
USD LIBOR + 3.75%), 6/30/26 .................. United States 5,573,902 $ 5,392,751 1.37
7,298,697 1.85
a a a a a a
IT Consulting & Other Services
Aventiv Technologies LLC, First Lien, Initial Term Loan,
5.5%, (3-month USD LIBOR + 4.5%), 11/01/24 ...... United States 984,849 791,572 0.20
Conduent, Inc., Term Loan, B, 2.661%, (1-month USD
LIBOR + 2.5%), 12/07/23 ...................... United States 234,686 218,258 0.06
1,009,830 0.26
a a a a a a
Leisure Facilities
j,k
24 Hour Fitness Worldwide, Inc., Debtor-in-possession
New Money Term Loan, 11%, 6/17/21 ............ United States 732,917 703,601 0.18
l
24 Hour Fitness Worldwide, Inc., Term Loan, 4.95%,
(3-month USD LIBOR + 3.5%), 5/30/25 ........... United States 9,226,139 2,091,261 0.53
2,794,862 0.71
a a a a a a
Leisure Products
NASCAR Holdings LLC, Initial Term Loan, 2.922%,
(1-month USD LIBOR + 2.75%), 10/19/26 ......... United States 2,913,869 2,858,828 0.72
Metal & Glass Containers
BWay Holding Co., Initial Term Loan, 3.523%, (3-month
USD LIBOR + 3.25%), 4/03/24 .................. United States 1,097,172 1,027,325 0.26
Movies & Entertainment
j
Banijay Entertainment SAS, Facility USD Term Loan,
3.912%, (1-month USD LIBOR + 3.75%), 3/04/25 .... France 424,000 411,280 0.10
Diamond Sports Group LLC, Term Loan, 3.42%, (1-month
USD LIBOR + 3.25%), 8/24/26 .................. United States 3,831,222 3,098,501 0.79
Lions Gate Capital Holdings LLC, Term Loan, A, 1.911%,
(1-month USD LIBOR + 1.75%), 3/22/23 .......... United States 3,752,129 3,620,804 0.92
7,130,585 1.81
a a a a a a
Office Services & Supplies
Staples, Inc., 2019 Refinancing New Term Loan, B1,
5.687%, (1-month USD LIBOR + 5%), 4/16/26 ...... United States 897,519 776,354 0.20
Oil & Gas Exploration & Production
l
Fieldwood Energy LLC, First Lien, Closing Date Term
Loan, 6.25%, (3-month USD LIBOR + 5.25%), 4/11/22 United States 25,460,344 6,746,991 1.71
UTEX Industries, Inc., First Lien, Initial Term Loan, 8.25%,
(3-month USD LIBOR + 5%), 5/21/21 ............. United States 14,098,581 4,053,342 1.03
UTEX Industries, Inc., Second Lien, Initial Term Loan,
8.561%, (3-month USD LIBOR + 7.25%), 5/20/22 .... United States 128,288 16,998 0.00
†
10,817,331 2.74
a a a a a a
Oil & Gas Storage & Transportation
Centurion Pipeline Co. LLC, Initial Term Loan, 3.411%,
(1-month USD LIBOR + 3.25%), 9/29/25 .......... United States 1,292,592 1,246,005 0.32
Packaged Foods & Meats
CSM Bakery Solutions LLC, Term Loan, 7.25%, 7/04/23 Netherlands 10,027,732 9,426,068 2.39
CSM Bakery Solutions Ltd., Second Lien, Term Loan,
11%, (3-month USD LIBOR + 10%), 7/05/21 ........ United States 4,459,378 3,656,690 0.93
JBS USA Lux SA, New Term Loan, 3.072%, (3-month
USD LIBOR + 2%), 5/01/26 .................... Luxembourg 5,633,103 5,471,934 1.38
18,554,692 4.70
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Paper Packaging
h
Berry Global, Inc., Term Loan ,
W, 2.188%, (1-month USD LIBOR + 2%), 10/01/22 ... United States 840,881 $ 828,151 0.21
Y, 2.188%, (1-month USD LIBOR + 2%), 7/01/26 .... United States 5,998,942 5,841,470 1.48
6,669,621 1.69
a a a a a a
Paper Products
c
Appvion Operations, Inc., Term Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 ........................ United States 5,595,054 5,483,153 1.39
Personal Products
Coty, Inc., USD Term Loan, B, 2.416%, (1-month USD
LIBOR + 2.25%), 4/07/25 ...................... United States 398,982 345,918 0.09
Sunshine Luxembourg VII SARL, Facility Term Loan, B1,
5.322%, (6-month USD LIBOR + 4.25%), 10/01/26 ... Luxembourg 2,119,350 2,112,727 0.53
2,458,645 0.62
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc., Initial Term Loan, 3.176%,
(1-month USD LIBOR + 3%), 6/02/25 ............. Canada 5,965,279 5,879,528 1.49
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2,
3.25%, (1-month USD LIBOR + 2.25%), 5/18/26 ..... United States 1,479,522 1,475,206 0.37
Mallinckrodt International Finance SA, 2017 Term Loan,
B, 3.5%, (3-month USD LIBOR + 2.75%), 9/24/24 ... Luxembourg 702,689 590,552 0.15
7,945,286 2.01
a a a a a a
Property & Casualty Insurance
Asurion LLC, Amendment No. 14 Replacement Term
Loan, B4, 3.161%, (1-month USD LIBOR + 3%),
8/04/22 ................................... United States 3,472,923 3,434,721 0.87
Asurion LLC, Replacement Term Loan, B6, 3.161%,
(1-month USD LIBOR + 3%), 11/03/23 ............ United States 141,948 140,209 0.04
Asurion LLC, Second Lien, Replacement Term Loan, B2,
6.661%, (1-month USD LIBOR + 6.5%), 8/04/25 ..... United States 80,342 81,095 0.02
3,656,025 0.93
a a a a a a
Publishing
Nielsen Finance LLC (VNU, Inc.), Term Loan, B4,
2.183%, (1-month USD LIBOR + 2%), 10/04/23 ..... United States 1,674,046 1,633,895 0.41
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%,
(1-month USD LIBOR + 3.75%), 6/04/25 .......... United States 211,590 212,516 0.05
1,846,411 0.46
a a a a a a
Railroads
Genesee & Wyoming, Inc., Initial Term Loan, 2.308%,
(3-month USD LIBOR + 2%), 12/30/26 ............ United States 643,539 632,629 0.16
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan,
B2, 5%, (3-month USD LIBOR + 4%), 5/21/26 ...... Australia 5,681,715 5,660,409 1.43
6,293,038 1.59
a a a a a a
Restaurants
l
NPC International, Inc., Second Lien, Initial Term Loan,
9.277%, (1-month USD LIBOR + 7.5%), 4/18/25 ..... United States 4,842,941 121,074 0.03
Security & Alarm Services
j
Prime Security Services Borrower LLC, First Lien, 2019
Refinancing Term Loan, B1, 4.25%, (3-month USD
LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
9/23/26 ................................... United States 500,000 492,396 0.12

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Specialized Consumer Services
j
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.), Initial Term Loan, 3.411%,
(1-month USD LIBOR + 3.25%), 12/31/25 ......... United States 500,000 $ 478,393 0.12
Specialized Finance
Verscend Holding Corp., Term Loan, B, 4.661%, (1-month
USD LIBOR + 4.5%), 8/27/25 ................... United States 162,340 162,035 0.04
Specialty Chemicals
Illuminate Buyer LLC, Term Loan, 4.308%, (3-month USD
LIBOR + 4%), 6/30/27 ........................ United States 284,480 281,991 0.07
Specialty Stores
General Nutrition Centers, Inc., Debtor-in-possession
New Money Term Loan, 14%, (6-month USD LIBOR +
13%), 12/23/20 ............................. United States 4,926,290 4,950,921 1.26
General Nutrition Centers, Inc., Debtor-in-possession
Roll-Up Term Loan, B2, 12.25%, 12/23/20 ......... United States 4,926,290 4,950,921 1.25
General Nutrition Centers, Inc., FILO Term Loan, 10%,
12/23/20 .................................. United States 1,155,266 1,100,391 0.28
l
General Nutrition Centers, Inc., Term Loan, B2, 9.5%,
(1-month USD LIBOR + 8.75%), 3/04/21 .......... United States 11,335,686 8,022,356 2.03
Michaels Stores, Inc., 2018 New Replacement Term
Loan, B, 3.534%, (3-month USD LIBOR + 2.5%;
1-month USD LIBOR + 2.5%), 1/30/23 ............ United States 904,545 863,558 0.22
PetSmart, Inc., Amended Term Loan, 5%, (3-month USD
LIBOR + 4%), 3/11/22 ........................ United States 611,759 610,762 0.16
20,498,909 5.20
a a a a a a
Systems Software
athenahealth, Inc., First Lien, Term Loan, B, 4.818%,
(3-month USD LIBOR + 4.5%), 2/05/26 ........... United States 468,813 463,246 0.12
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.161%,
(1-month USD LIBOR + 4%), 10/16/26 ............ United States 2,584,301 2,552,803 0.65
Hyland Software, Inc., First Lien, 2018 Refinancing Term
Loan, 4%, (1-month USD LIBOR + 3.25%), 7/01/24 .. United States 1,244,933 1,225,654 0.31
Idera, Inc., First Lien, Initial Term Loan, 5.08%, (3-month
USD LIBOR + 4%), 6/28/24 .................... United States 885,404 873,229 0.22
Ivanti Software, Inc., First Lien, Term Loan, 5.25%,
(1-month USD LIBOR + 4.25%), 1/20/24 .......... United States 399,027 386,807 0.10
Perforce Software, Inc., First Lien, New Term Loan,
3.911%, (1-month USD LIBOR + 3.75%), 7/01/26 .... United States 1,815,875 1,768,966 0.45
Quest Software US Holdings, Inc., First Lien, Initial Term
Loan, 4.511%, (3-month USD LIBOR + 4.25%), 5/16/25 United States 645,076 631,771 0.16
j
Vertafore, Inc., First Lien, Initial Term Loan, 3.411%,
(1-month USD LIBOR + 3.25%), 7/02/25 .......... United States 1,554,950 1,483,357 0.38
9,385,833 2.39
a a a a a a
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC, First Lien,
Initial Term Loan, 4.161%, (1-month USD LIBOR + 4%),
1/29/27 ................................... United States 900,000 897,187 0.23
Trucking
Avis Budget Car Rental LLC, New Term Loan, B, 2.42%,
(1-month USD LIBOR + 2.25%), 8/06/27 .......... United States 3,806,269 3,458,353 0.88
Kenan Advantage Group Holdings Corp. (The), Initial
Canadian Term Loan, 4%, (1-month USD LIBOR + 3%),
7/29/22 ................................... United States 198,758 185,093 0.05

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Trucking (continued)
Kenan Advantage Group Holdings Corp. (The), Initial U.S.
Term Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 United States 835,816 $ 778,353 0.20
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B,
5.5%, (1-month USD LIBOR + 4.5%), 10/26/22 ...... Australia 7,844,959 6,916,082 1.75
11,337,881 2.88
a a a a a a
Wireless Telecommunication Services
T-Mobile USA, Inc., Term Loan, 3.161%, (1-month USD
LIBOR + 3%), 4/01/27 ........................ United States 423,808 425,805 0.11
Total Senior Floating Rate Interests (Cost $386,756,197) ..................
319,848,457 81.03
Asset-Backed Securities
Specialized Finance
m,n
Carlyle Global Market Strategies CLO Ltd., 2015-5A,
A1R, 144A, FRN, 1.592%, (3-month USD LIBOR +
1.32%), 1/20/32 ............................. United States 4,500,000 4,427,442 1.12
Total Asset-Backed Securities (Cost $4,417,426) .........................
4,427,442 1.12
Shares
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,b,c,d
Remington Outdoor Co., Inc., Litigation Units ......... United States 98,704 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $490,976,041) ........................
379,143,048 96.05
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
o
Repurchase Agreements
Joint Repurchase Agreement, 0.075%, 8/03/20 (Maturity Value $11,020,180)
BNP Paribas Securities Corp. (Maturity Value $6,589,076)
Deutsche Bank Securities, Inc. (Maturity Value $1,607,183)
HSBC Securities (USA), Inc. (Maturity Value $2,823,921)
Collateralized by U.S. Government Agency Securities, 4% - 4.5%,
4/15/50 - 7/20/50; U.S. Government Agency Strips, 5/15/34 - 2/15/35;
U.S. Treasury Bonds, 7.25%, 8/15/22; and U.S. Treasury Notes, 0.125% -
2.375%, 3/15/21 - 3/31/25 (valued at $11,244,907) ................. 11,020,111 11,020,111 2.79
Total Repurchase Agreements (Cost $11,020,111) ........................
11,020,111 2.79
a a a
Total Short Term Investments (Cost $11,020,111 ) .........................
11,020,111 2.79
a
Total Investments (Cost $501,996,152) ..................................
$390,163,159 98.84
Other Assets, less Liabilities ...........................................
4,557,049 1.16
Net Assets ...........................................................
$394,720,208 100.00

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
23
See Abbreviations on page 39 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding holdings of 5% voting securities.
d
See Note 9 regarding restricted securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
Income may be received in additional securities and/or cash.
g
See Note 1(e) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
k
See Note 10 regarding unfunded loan commitments.
l
See Note 7 regarding defaulted securities.
m
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the value of this security was $4,427,442, representing 1.1% of net assets.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2020
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $397,490,969
Cost - Controlled affiliates (Note 3 d and 12 ) ..................................................... 24,162,179
Cost - Non-controlled affiliates (Note 3 d and 12 ) .................................................. 69,322,893
Cost - Unaffiliated repurchase agreements ...................................................... 11,020,111
Value - Unaffiliated issuers .................................................................. $328,700,825
Value - Controlled affiliates (Note 3 d and 12 ) ..................................................... 22,912,133
Value - Non-controlled affiliates (Note 3 d and 12 ) ................................................. 27,530,090
Value - Unaffiliated repurchase agreements ...................................................... 11,020,111
Cash .................................................................................... 283,317
Receivables:
Investment securities sold ................................................................... 12,916,798
Dividends and interest ..................................................................... 1,344,395
Unrealized appreciation on unfunded loan commitments .............................................. 365
Other assets .............................................................................. 448
Total assets .......................................................................... 404,708,482
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,739,681
Management fees ......................................................................... 145,954
Distributions to shareholders ................................................................. 1,960,419
Unrealized depreciation on unfunded loan commitments .............................................. 20,158
Accrued expenses and other liabilities ........................................................... 122,062
Total liabilities ......................................................................... 9,988,274
Net assets, at value ................................................................. $394,720,208
Net assets consist of:
Paid-in capital ............................................................................. $793,501,271
Total distributable earnings (losses) ............................................................. (398,781,063)
Net assets, at value ................................................................. $394,720,208
Shares outstanding ......................................................................... 56,436,835
Net asset value and maximum offering price per share ($ 394,720,208 ÷56,436,835 shares outstanding) .......... $6.99

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2020
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin
Floating Rate
Master Series
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $869,620
Controlled affiliates (Note 3 d and 12 ) ........................................................... 948,514
Non-controlled affiliates (Note 3 d and 12 ) ....................................................... 1,273,321
Interest:
Unaffiliated issuers ........................................................................ 34,043,752
Non-controlled affiliates (Note 3 d and 12 ) ....................................................... 644,824
Total investment income ................................................................... 37,780,031
Expenses:
Management fees (Note 3 a ) ................................................................... 3,387,285
Custodian fees (Note 4 ) ...................................................................... 4,869
Reports to shareholders ...................................................................... 8,478
Registration and filing fees .................................................................... 218
Professional fees ........................................................................... 171,604
Trustees' fees and expenses .................................................................. 49,517
Other .................................................................................... 48,967
Total expenses ......................................................................... 3,670,938
Expense reductions (Note 4 ) ............................................................... (7,752)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (278,306)
Net expenses ......................................................................... 3,384,880
Net investment income ................................................................ 34,395,151
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (61,123,580)
Controlled affiliates (Not e 3d and 12) ......................................................... (234,741)
Non-controlled affiliates (Note 3 d and 12 ) ...................................................... (3,716,825)
Swap contracts ........................................................................... (483,560)
Net realized gain (loss) .................................................................. (65,558,706)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (32,684,880)
Controlled affiliates (Not e 3d and 12) ......................................................... (866,325)
Non-controlled affiliates (Note 3 d and 12 ) ...................................................... 3,242,515
Swap contracts ........................................................................... 503,467
Net change in unrealized appreciation (depreciation) ............................................ (29,805,223)
Net realized and unrealized gain (loss) ............................................................ (95,363,929)
Net increase (decrease) in net assets resulting from operations .......................................... $(60,968,778)

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Floating Rate Master Series
Year Ended
July 31, 2020
Year Ended
July 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $34,395,151 $83,279,983
Net realized gain (loss) ................................................. (65,558,706) (15,933,395)
Net change in unrealized appreciation (depreciation) ........................... (29,805,223) (52,981,926)
Net increase (decrease) in net assets resulting from operations ................ (60,968,778) 14,364,662
Distributions to shareholders ............................................. (39,188,896) (81,930,270)
Capital share transactions (Note 2) ........................................ (559,801,591) (638,298,735)
Net increase (decrease) in net assets ................................... (659,959,265) (705,864,343)
Net assets:
Beginning of year ....................................................... 1,054,679,473 1,760,543,816
End of year ........................................................... $394,720,208 $1,054,679,473

Franklin Floating Rate Master Trust

Annual Report
Notes to Financial Statements
Franklin Floating Rate Master Series
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on July 31, 2020.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
See Note 11 regarding other derivative information.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale. On
July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. There remains uncertainty regarding the future
utilization of LIBOR and the nature of any replacement rate.
As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a
floating rate based on LIBOR cannot yet be determined.
f. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date. Effective September
23, 2019, the Fund's gross investment income is distributed
to the owner daily and paid monthly. Prior to that date, the
Fund's net investment income was distributed to the owner
daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
2. Shares of Beneficial Interest
At July 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Year Ended July 31,
2020 2019
Shares Amount Shares Amount
Shares sold ................................... 3,720,913 $29,708,156 24,158,998 $204,399,612
Shares redeemed ............................... (76,295,798) (589,509,747) (101,353,074) (842,698,347)
Net increase (decrease) .......................... (72,574,885) $(559,801,591) (77,194,076) $(638,298,735)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2020, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Board.
f. Other Affiliated Transactions
At July 31, 2020, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund  has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Floating Rate Master Series
Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $27,197,447 $— $(3,184,248) $ (234,741) $ (866,325) $ 22,912,133 957,785 $ 948,514
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $29,769,605 $— $(15,988,401) $ (3,720,703) $ 689,894 $ 10,750,395 1,464,632 $ 1,273,321
Total Affiliated Securities .... $56,967,052 $— $(19,172,649) $(3,955,444) $(176,431) $33,662,528 $2,221,835
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
5. Income Taxes
At July 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2020, aggregated
$102,969,255 and $592,097,359, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2020, the Fund had 86.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2020, the aggregate value of these securities was $16,981,682, representing 4.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $502,800,624
Unrealized appreciation ........................................................................ $6,917,324
Unrealized depreciation ........................................................................ (119,554,789)
Net unrealized appreciation (depreciation) .......................................................... $(112,637,465)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At July 31, 2020, unfunded commitments were as follows:
11. Other Derivative Information
For the year ended July 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended July 31, 2020, the average month end notional amount of swap contracts represented $7,151,231.
See Note 1(d) regarding derivative financial instruments.
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
563,596
a
Appvion Operations, Inc. ...................... 6/14/18 – 4/12/19 $ 5,922,238 $ 11,034,433
5,879,078
b
Onsite Rental Group Operations Pty. Ltd .......... 5/21/20 — 171,018
98,704
c
Remington Outdoor Co., Inc., Litigation Units ....... 4/12/18- 5/16/18 — —
Total Restricted Securities (Value is 2.83% of Net Assets) ............. $5,922,238 $11,205,451
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,483,153 as of July 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $15,797,887 as of July 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $262,109 as of July 31, 2020.
Borrower Unfunded Commitment
Pathway Vet Alliance LLC $78,933
24 Hour Fitness Worldwide, Inc. 1,935,197
Total
$2,014,130
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Floating Rate Master Series
Credit contracts ............
Swap contracts $(483,560) Swap contracts $503,467
Total .................... $(483,560) $503,467
9. Restricted Securities
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended July 31, 2020, investments in “affiliated companies” were as follows:
13. Shareholder Distributions
For the year ended July 31, 2020, the Fund made the following distributions:
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount
*
Held
at End
of Year
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. .... $ 6,443,971 $ — $ — $ — $ 4,590,462 $ 11,034,433 563,596 $ —
Remington Outdoor Co., Inc . 2,227,925 — — — (1,965,816) 262,109 1,048,435 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 98,704 —
Interest
Appvion Operations, Inc., Term
Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 .... 8,668,314 — (3,117,014)
a
3,878 (72,02 5 ) 5,483,153 5,595,054 644,824
Total Affiliated Securities
(Value is 4.3% of Net Assets) $17,340,210 $— $(3,117,014) 3,878 2,552,621 $16,779,695 $644,824
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
Payment Date Amount Per Share
8/29/2019 $0.042239
9/30/2019 0.040877
10/31/2019 0.044829
11/30/2019 0.040981
12/31/2019 0.044719
1/31/2020 0.042976
2/29/2020 0.036274
3/31/2020 0.024316
4/30/2020 0.040476
5/31/2020 0.034939
6/30/2020 0.036342
7/31/2020 0.035419
Total
$0.464387

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2020, the Fund did not use the
Global Credit Facility.
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
Liabilities:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ 262,109 $ 262,109
Oil & Gas Exploration & Production ......... — 855,256 — 855,256
Paper Products ........................ — — 11,034,433 11,034,433
Trucking ............................. — — 171,018 171,018
Management Investment Companies ......... 33,662,528 — — 33,662,528
Corporate Bonds ........................ — — 8,881,805 8,881,805
Senior Floating Rate Interests ............... — 299,735,747 20,112,710 319,848,457
Asset-Backed Securities .................. — 4,427,442 — 4,427,442
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 11,020,111 — 11,020,111
Total Investments in Securities ........... $33,662,528 $316,038,556 $40,462,075 $390,163,159
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 365 $ — $ 365
Total Other Financial Instruments ......... — $365 — $365
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $20,158 $— $20,158
Total Other Financial Instruments ......... — $20,158 — $20,158
a
Includes securities determined to have no value at July 31, 2020.
14. Credit Facility
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2020, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2020, are as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Assets:
Investments in Securities:
Common
Stocks
Aerospace
&
Defense $ — $ — $ — $ 524,218 $ — $ — $ — $ (262,109) $ 262,109 $ (262,109)
Paper
Products 6,443,971 — — — — — — 4,590,462 11,034,433 4,590,462
Trucking . — — — —
c
— — — 171,018 171,018 171,018
Corporate
Bonds
Trucking . — — — 8,949,359 — 191,802 — (259,35 6 ) 8,881,805 (259,35 6 )
Senior
Floating
Rate
Interests
Aerospace
&
Defense 21,384,185 — (3,978,246) — — 604,677 14,677 (4,828,665) 13,196,628 (4,814,724)
Trucking . — — — 7,570,386 — (37,864) — (616,440) 6,916,082 (616,440)
Escrows and
Litigation
Trusts .. —
c
— — —
c
— (740,281) 740,281 — —
c
—
Total Investments
in Securities ... $27,828,156 $— $(3,978,246) $17,043,963 $— 18,334 754,958 (1,205,090) $40,462,075 ( 1,191,14 9 )
a
The investment was transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
15. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount /Range
Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Paper Products
...........
$11,034,433 Discounted cash flow Weighted average
cost of capital
16.5% Decrease
c
Free cash flow $162.1 mil Increase
Discount for lack of
marketability
20.0% Decrease
c
Long term growth 0.0% Increase
Corporate Bonds:
Trucking
.................
8,881,805 Discounted cash flow Discount rate 16.7% Decrease
c
Free cash flow $10.9 mil Increase
Senior Floating Rate Interests:
Aerospace & Defense
.........
6,848,688 Discounted cash flow Discount rate 9.7% Decrease
c
Free cash flow $7.5 mil Increase
 6,347,940 Weighted average
recovery estimate
Weighted average
recovery
48.3% Increase
c
Trucking
................
6,916,082 Discounted cash flow Discount rate 12.1% Decrease
c
Free cash flow $8.8 mil Increase
All Other Investments
.........
433,127
d,e
Total.
......................
$40,462,075
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2020.
15. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Floating Rate Master Trust
Notes to Financial Statements

Annual Report
Franklin Floating Rate Master Series
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CLO Collateralized Loan Obligation
ETF Exchange-Traded Fund
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Floating Rate Master Series (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
"Fund") as of July 31, 2020, the related statement of operations for the year ended July 31, 2020, the statement of changes in net assets for each of the two years in the period ended July 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2020 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2020 and the financial highlights for each of the five years in the period ended July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

1
franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Floating Rate Income Fund
This annual report for Franklin Floating Rate Income Fund
covers the fiscal year ended July 31, 2020.
Manager’s Discussion
During the one-year period under review, the Fund posted
a -9.74% cumulative total return, underperforming its
benchmark, the Credit Suisse Leveraged Loan Index (CS
LLI), which posted a -1.20% total return.
1
The Fund’s prior
benchmark, the Credit Suisse Leveraged Loan Middle Tier
Index (CS LL MTI), posted a -0.66% total return.
1
The Fund’s
performance relative to the CS LLI was driven by security
selection in the energy, consumer services, consumer
staples and materials sectors. By rating tier in the Credit
Suisse Leveraged Loan Index, upper-tier loans rated BB or
above returned -0.51%, middle-tier loans rated split BB, B
and split B returned -0.66%, and lower-tier loans rated CCC
or lower returned -15.24% over the same period.
1
The top contributor to results relative to the CS LLI was the term debt of a leading global producer of bakery ingredients, which traded higher following the successful completion
of an amendment that extended its near-term maturities,
offered significantly improved economic terms for lenders,
and included a substantial equity injection from the sponsor.
Another top contributor included the term debt and equity
position of a manufacturer of carbonless paper, tag and
label products, which performed well through the ongoing
Covid-19 disruption. The company remained open during the
pandemic as an essential business and managed its cash
flow and liquidity very well in response to significant shifts in demand patterns across its various business segments.
Overall, the company continued to reduce total leverage,
which supported a higher trading price on the loan and
equity. The first lien term debt of a thermal coal producer
also contributed to relative results, as the Fund negotiated a global repayment of the term debt with proceeds from a new
financing deal. The paydown marked our exit from the coal
space.
Over the period under review, the primary detractor from
relative performance was an oil and gas exploration and
production company in the Gulf of Mexico. The company
had been performing well during the early part of the period under review, generating strong cash flow, and was on track
to pursue a refinancing of its debt in the upcoming year.
However, the company’s prospects and loan price responded
to the rapid and precipitous drop in oil prices in March 2020, and the company was subsequently downgraded by the
rating agency and entered financial restructuring talks with lenders. Another key detractor from relative performance
was a borrower in the consumer services sector, a fitness
club owner and operator. This issuer had been involved in a
business transformation until February 2020, but was among
the worst impacted businesses as a result of the Covid-19
crisis and the company had to abruptly close its gyms in
response.
An equity position received from a prior period corporate
restructuring detracted from relative results, while another equity position received from a separate prior period
corporate restructuring contributed to relative results.
Portfolio Composition
7/31/20
% of Total
Net Assets
Senior Floating Rate Interests 88.2%
Corporate Bonds 3.5%
Common Stocks 2.2%
Short-Term Investments & Other Net Assets 6.1%
1. Source: Credit Suisse Group.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Floating Rate Income Fund
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
11/6/15–7/31/20

Franklin Floating Rate Income Fund
Performance Summary
3
franklintempleton.com
Annual Report
Performance as of 7/31/20
1
1. As of 5/31/19, the Fund broadened its investment universe to include all floating rate securities of all credit levels and not just principally those designated as middle tier;
such a change can impact performance. The Fund has an expense reduction contractually guaranteed through 11/30/20. Fund investment results reflect the expense reduc-
tion; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody’s or Standard & Poor’s (S&P). The CS LL MTI is designed to mirror the middle tier portion of the U.S.
dollar-denominated leveraged loan market. Loans must be rated Split BB, B or Split B by Moody’s/S&P.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year -9.74%
3-Year -3.42%
Since Inception (11/6/15) +0.18%
Distributions
(8/1/19–7/31/20)
Net Investment
Income
$0.4552

Your Fund’s Expenses
Franklin Floating Rate Income Fund
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franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/20
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
Ending
Account
Value 7/31/20
Expenses
Paid During
Period
2/1/20–7/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $899.10 $2.82 $1,021.89 $3.00 0.60%

Franklin Floating Rate Master Trust
Board Members and Officers
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 129 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 110 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Avis Budget Group Inc. (car
rental) (2007-present), Omnicom
Group Inc. (advertising and
marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1999
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

Franklin Floating Rate Master Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
J. Michael Luttig (1954) Trustee Since 2009 129 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 129 The Southern Company (energy company) (2014-present; previously
2010-2012), Graham Holdings
Company (education and media
organization) (2011-present)
and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Floating Rate Master Trust
7
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
8
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
9
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis
Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and
Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
Shareholder Information
10
franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Income Fund
(Fund)
At an in-person meeting held on February 25, 2020
(Meeting), the Board of Trustees (Board) of Franklin
Floating Rate Master Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board noted management’s
continuing efforts and expenditures in establishing effective business continuity plans and developing strategies
to address areas of heightened concern in the mutual
fund industry, such as cybersecurity and liquidity risk
management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to
the mutual fund business as evidenced by its continued
introduction of new funds, reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its plan to outsource certain administrative functions, and growth opportunities,
as evidenced by its upcoming acquisition of the Legg
Mason companies. The Board acknowledged the change in
leadership at FRI and the opportunity to hear from Jennifer
Johnson, President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Fund.

Franklin Floating Rate Master Trust
Shareholder Information
11
franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2019. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Fund commenced operations on November 6, 2015, and
thus has been in operation for less than five years. The
Board noted that the Fund’s annualized total return for
the one- and three-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management noted that
effective June 1, 2019, the Fund implemented a change to
its investment strategy that broadened the Fund’s investment focus to include floating rate securities of all credit qualities.
Management also noted that the Fund does not offer its
shares to the public and that the Fund’s investors are
exclusively other proprietary funds. The Board considered
management’s explanation and concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
14 other loan participation funds. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group, and the actual total expense ratio for the Fund was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable. In doing so, the Board noted that the
Fund’s actual total expense ratio reflected a fee waiver from management.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated

Franklin Floating Rate Master Trust
Shareholder Information
12
franklintempleton.com
Annual Report
by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
upfront expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Floating Rate Master Trust
Shareholder Information
13
franklintempleton.com
Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the settlement
days may exceed 7 calendar days and are classified as
“Less Liquid Investments”. Less liquid Investments are
defined as any investment reasonably expected to be sold or
disposed of in current market conditions in seven calendar
days or less without the sale or disposition significantly
changing the market value of the investment, but where
the sale or disposition is reasonably expected to settle in
more than seven calendar days. The Fund established and
maintained a HLIM. During the reporting period, the Fund
maintained the necessary Highly Liquid Investments and did
not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended July 31,
2020 2019 2018 2017 2016
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.61 $9.45 $10.04 $9.83 $10.00
Income from investment operations
b
:
Net investment income .......................... 0.412 0.695 0.698 0.686 0.403
Net realized and unrealized gains (losses) ........... (1.227) (0.827) (0.588) 0.214 (0.174)
Total from investment operations .................... (0.815) (0.132) 0.110 0.900 0.229
Less distributions from:
Net investment income .......................... (0.455) (0.708) (0.700) (0.690) (0.399)
Net asset value, end of year ....................... $7.34 $8.61 $9.45 $10.04 $9.83
Total return
c
................................... (9.74)% (1.48)% 1.30% 9.25% 2.46%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ...... 0.73% 0.71% 0.68% 0.69% 0.71%
Expenses net of waiver and payments by affiliates
e
...... 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ........................... 5.42% 7.66% 7.25% 6.82% 5.76%
Supplemental data
Net assets, end of year (000’s) ..................... $202,101 $325,091 $363,071 $303,689 $348,682
Portfolio turnover rate ............................ 67.04% 30.93% 55.93% 62.11% 42.49%
f
a
For the period November 6, 2015 (commencement of operations) to July 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio securities received from purchase in-kind.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2020
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a
Common Stocks 2.2%
Aerospace & Defense 0.1%
a,b,c
Remington Outdoor Co., Inc. ............................. United States 732,184 $ 183,046
b
Paper & Forest Products 2.0%
a,b,d
Appvion Operations, Inc. ................................ United States 209,637 4,104,406
b
Road & Rail 0.1%
a,b,d
Onsite Rental Group Operations Pty. Ltd. ................... United States 4,747,033 138,088
b
Total Common Stocks (Cost $35,453,756) ......................................
4,425,540
Principal
Amount
*
a a a a a
Corporate Bonds 3.5%
Road & Rail 3.5%
a,e
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%, 10/26/23 ... United States 8,660,319 7,171,452
Total Corporate Bonds (Cost $8,896,466) .......................................
7,171,452
f,g
Senior Floating Rate Interests 88.2%
Aerospace & Defense 2.8%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.65%,
(6-month USD LIBOR + 3.5%), 1/18/27 ................... Luxembourg 2,493,750 2,428,289
e
Alloy FinCo Ltd., Facility Term Loan, 0.5%, PIK, 3/06/25 ........ Jersey 3,572,785 1,339,794
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,465,580 1,183,864
B2, 3.808%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 787,946 636,486
5,588,433
a a a a a a
Airlines 3.0%
Allegiant Travel Co., Replacement Term Loan, 3.434%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 2,460,880 2,220,945
Delta Air Lines, Inc., Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 4/29/23 ..................................... United States 500,000 494,166
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 142,193 140,665
Kestrel Bidco , Inc., Term Loan, 4%, (1-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 4,268,550 3,156,059
6,011,835
a a a a a a
Auto Components 2.9%
Adient US LLC, Initial Term Loan, 4.49%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,136,857 4,091,178
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.667%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 1,223,835 1,198,434
h,i
TRICO Group LLC, Term Loan, B, TBD, 2/02/24 .............. United States 499,931 481,183
5,770,795
a a a a a a
Automobiles 1.8%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 3,776,338 3,731,494
Banks 1.4%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 2,983,846 2,770,626
Capital Markets 0.5%
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.822%, (3-month USD LIBOR + 2.75%), 6/01/23 ............ United States 80,060 79,084
h,i
Vertical Midco GmbH, USD Term Loan, TBD, 6/30/27 .......... Germany 947,254 935,784
1,014,868
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Chemicals 0.7%
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.661%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 1,247,295 $ 1,224,947
Illuminate Buyer LLC, Term Loan, 4.308%, (3-month USD LIBOR +
4%), 6/30/27 ....................................... United States 100,000 99,125
1,324,072
a a a a a a
Commercial Services & Supplies 3.2%
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.661%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 3,875,870 3,817,732
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 1,240,625 1,221,758
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.687%,
(1-month USD LIBOR + 5%), 4/16/26 ..................... United States 1,582,424 1,368,797
6,408,287
a a a a a a
Communications Equipment 1.4%
CommScope , Inc., Initial Term Loan, 3.411%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 2,981,231 2,923,935
Construction & Engineering 1.0%
Strike LLC, Term Loan, 9.072%, (3-month USD LIBOR + 8%),
11/30/22 .......................................... United States 2,544,824 2,112,204
Containers & Packaging 0.7%
BWay Holding Co., Initial Term Loan, 3.523%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 1,406,375 1,316,844
Diversified Financial Services 1.3%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.808%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 2,107,746 2,057,687
Verscend Holding Corp., Term Loan, B, 4.661%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 596,959 595,840
2,653,527
a a a a a a
Diversified Telecommunication Services 2.6%
Global Tel Link, First Lien, Term Loan, 4.411%, (1-month USD LIBOR
+ 4.25%), 11/29/25 ................................... United States 4,927,566 4,309,565
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.161%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 1,057,350 1,030,256
5,339,821
a a a a a a
Electric Utilities 0.3%
EFS Cogen Holdings I LLC, Term Loan Advance, B2, 4.25%,
(3-month USD LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
6/28/23 ........................................... United States 606,005 601,157
Entertainment 3.9%
i
Banijay Entertainment SAS, Facility USD Term Loan, 3.912%,
(1-month USD LIBOR + 3.75%) , 3/04/25 .................. France 1,850,000 1,794,500
Diamond Sports Group LLC, Term Loan, 3.42%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 7,478,949 6,048,600
7,843,100
a a a a a a
Food Products 1.6%
B&G Foods, Inc., Term Loan, B4, 2.661%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 467,378 462,558
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 1,330,000 1,090,600

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Food Products (continued)
JBS USA Lux SA, New Term Loan, 3.072%, (3-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 1,795,224 $ 1,743,861
3,297,019
a a a a a a
Health Care Providers & Services 5.7%
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 1,172,727 1,171,627
Gentiva Health Services, Inc., First Lien, Term Loan, B, 3.438%,
(1-month USD LIBOR + 3.25%), 7/02/25 .................. United States 957,600 946,229
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 1,203,958 1,180,381
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 ............. United States 246,100 241,916
C, 4.42%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 11,205 11,009
Navicure , Inc., First Lien, Initial Term Loan, 4.161%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 1,855,350 1,820,948
i
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.161%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 2,122,781 2,081,983
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.425%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 3,314,795 3,251,261
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 809,162 752,116
11,457,470
a a a a a a
Health Care Technology 1.1%
Change Healthcare Holdings, Inc., Closing Date Term Loan, 3.5%,
(3-month USD LIBOR + 2.5%; 1-month USD LIBOR + 2.5%),
3/01/24 ........................................... United States 350,000 342,781
Inovalon Holdings, Inc., Refinancing Date Term Loan, 3.188%,
(1-month USD LIBOR + 3%), 4/02/25 ..................... United States 1,989,293 1,961,111
2,303,892
a a a a a a
Hotels, Restaurants & Leisure 1.6%
i,j
24 Hour Fitness Worldwide, Inc., Debtor-in-possession New Money
Term Loan, 11%, 6/17/21 .............................. United States 357,328 343,035
k
24 Hour Fitness Worldwide, Inc., Term Loan, 4.95% (3-month USD
LIBOR + 3.5%), 5/30/25 ............................... United States 4,498,128 1,019,577
Caesars Resort Collection LLC, Term Loan ,
B, 2.911%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,380,219 1,274,115
B1, 4.715%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 315,927 305,528
Flutter Entertainment plc, USD Term Loan, 3.808%, (3-month USD
LIBOR + 3.5%), 7/10/25 ............................... Netherlands 237,166 237,433
3,179,688
a a a a a a
Household Durables 1.9%
Playtika Holding Corp., Term Loan, B, 7.072%, (3-month USD LIBOR
+ 6%), 12/10/24 ..................................... United States 3,733,450 3,773,991
Household Products 0.4%
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 4.058%,
(3-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 885,261 868,662
Insurance 2.5%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.911%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 1,860,704 1,803,137
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.661%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 3,019,289 2,938,774

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Insurance (continued)
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 249,375 $ 245,829
4,987,740
a a a a a a
IT Services 6.3%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 10,993,543 8,836,060
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(3-month USD LIBOR + 8.25%), 11/01/25 .................. United States 1,645,000 1,034,294
Informatica LLC, Dollar 2020 Term Loan, 3.411%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 309,225 302,750
Pitney Bowes, Inc., Incremental Term Loan, B, 5.68%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 2,713,094 2,536,743
12,709,847
a a a a a a
Leisure Products 2.7%
Bass Pro Group LLC, Initial Term Loan, 6.072%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 4,963,366 4,952,898
NASCAR Holdings LLC, Initial Term Loan, 2.922%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 431,275 423,129
5,376,027
a a a a a a
Machinery 6.4%
Altra Industrial Motion Corp., Term Loan, 2.161%, (1-month USD
LIBOR + 2%), 9/26/25 ................................ United States 300,589 292,323
Navistar, Inc., Term Loan, B, 3.69%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 13,014,711 12,645,965
12,938,288
a a a a a a
Media 3.1%
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.425%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 1,674,725 1,623,018
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%, (1-month USD
LIBOR + 3.75%), 6/04/25 .............................. United States 767,230 770,587
Sinclair Television Group, Inc., Term Loan ,
B, 2.42%, (1-month USD LIBOR + 2.25%), 1/03/24 .......... United States 987,212 964,383
B2, 2.68%, (1-month USD LIBOR + 2.5%), 9/30/26 .......... United States 658,342 641,060
i
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 465,116 450,194
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 1,882,235 1,859,648
6,308,890
a a a a a a
Oil, Gas & Consumable Fuels 3.2%
Buckeye Partners LP, Initial Term Loan, 2.921%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 404,270 396,353
EG Group Ltd., Additional Facility USD Term Loan, 5.072%, (6-month
USD LIBOR + 4%), 2/07/25 ............................ United Kingdom 578,312 551,565
k
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 6.25%
(3-month USD LIBOR + 5.25%), 4/11/22 .................. United States 20,615,151 5,463,015
6,410,933
a a a a a a
Paper & Forest Products 3.7%
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 7,572,606 7,421,154

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Personal Products 0.1%
Coty, Inc., USD Term Loan, B, 2.416%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 349,109 $ 302,678
Real Estate Management & Development 0.6%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 1,296,750 1,243,664
Road & Rail 4.9%
i
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 530,069 493,626
i
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 2,229,043 2,075,797
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. United States 6,334,266 5,584,261
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B2, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 1,838,844 1,831,948
9,985,632
a a a a a a
Semiconductors & Semiconductor Equipment 0.7%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.161%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 1,473,750 1,452,565
Software 5.9%
athenahealth , Inc., First Lien, Term Loan, B, 4.818%, (3-month USD
LIBOR + 4.5%), 2/05/26 ............................... United States 498,737 492,815
i
Blackboard, Inc., First Lien, Term Loan, B5, 7% , (3-month USD
LIBOR + 6%) , 6/30/24 ................................ United States 1,000,000 946,875
Ceridian HCM Holding, Inc., Initial Term Loan, 2.611%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 318,380 310,619
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.161%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,495,375 1,477,149
h,i
Epicor Software Corp., Term Loan, TBD, 7/17/27 .............. United States 591,724 592,357
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan, 4%,
(1-month USD LIBOR + 3.25%), 7/01/24 .................. United States 266,187 262,064
Idera , Inc., First Lien, Initial Term Loan, 5.08%, (3-month USD LIBOR
+ 4%), 6/28/24 ...................................... United States 534,745 527,392
MA Financeco LLC, Term Loan, B4, 5.25%, (3-month USD LIBOR +
4.25%), 6/05/25 ..................................... United States 250,000 247,500
h,i
Mitchell International, Inc., Add-on Term Loan, TBD, 1/21/21 ..... United States 970,000 938,880
Perforce Software, Inc., First Lien, New Term Loan, 3.911%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 1,993,980 1,942,470
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.511%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 994,937 974,416
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.827%, (3-month
USD LIBOR + 3.5%), 1/15/27 ........................... Luxembourg 1,451,092 1,420,256
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 201,382 201,807
i
Veritas US, Inc., New Dollar Term Loan, B, 5.5%, (3-month USD
LIBOR + 4.5%), 1/27/23 ............................... United States 896,834 863,390
Vertafore , Inc., First Lien, Initial Term Loan, 3.411%, (1-month USD
LIBOR + 3.25%), 7/02/25 .............................. United States 855,657 816,260
12,014,250
a a a a a a
Specialty Retail 7.1%
General Nutrition Centers, Inc., Debtor-in-possess ion New Money
Term Loan, 14%, (6 -month USD LIBOR + 13% ), 12/23/20 ..... United States 3,655,165 3,673,440
General Nutrition Centers, Inc., Debtor-in-possession Roll-Up Term
Loan, B2, 12.25% , 12/23/20 ............................ United States 3,655,165 3,673,440

Franklin Floating Rate Master Trust
Statement of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
See Abbreviations on page 33 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Specialty Retail (continued)
k
General Nutrition Centers, Inc., Term Loan, B2, 9.5% , (1-month USD
LIBOR + 8.75%), 3/04/21 .............................. United States 8,410,535 $ 5,952,203
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 997,434 979,267
14,278,350
a a a a a a
Technology Hardware, Storage & Peripherals 0.2%
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 431,871 431,151
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc., Term Loan, 3.161%, (1-month USD LIBOR +
3%), 4/01/27 ....................................... United States 2,000,000 2,009,426
Total Senior Floating Rate Interests (Cost $212,217,588) .........................
178,162,315
Shares/Units
Escrows and Litigation Trusts 0.0%
a,b,c,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 68,931 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $256,567,810) ...............................
189,759,307
a
Short Term Investments 6.1%
a a
Country Shares
a
Value
a
Money Market Funds 6.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 12,251,544 12,251,544
Total Money Market Funds (Cost $12,251,544) ..................................
12,251,544
Total Short Term Investments (Cost $12,251,544 ) ................................
12,251,544
a
Total Investments (Cost $268,819,354) 100.0% ..................................
$202,010,851
Other Assets, less Liabilities 0.0%
†
............................................
90,491
Net Assets 100.0% ...........................................................
$202,101,342
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding holdings of 5% voting securities.
d
See Note 9 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
See Note 1(c) regarding senior floating rate interests.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
See Note 10 regarding unfunded loan commitments.
k
See Note 7 regarding defaulted securities.
l
See Note 3(d) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $223,262,700
Cost - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 45,556,654
Value - Unaffiliated issuers .................................................................. $189,576,261
Value - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 12,434,590
Cash .................................................................................... 75,503
Receivables:
Investment securities sold ................................................................... 9,360,898
Interest ................................................................................. 530,731
Unrealized appreciation on unfunded loan commitments .............................................. 58,568
Other assets .............................................................................. 175
Total assets .......................................................................... 212,036,726
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,913,052
Management fees ......................................................................... 83,980
Distributions to shareholders ................................................................. 825,350
Unrealized depreciation on unfunded loan commitments .............................................. 9,828
Accrued expenses and other liabilities ........................................................... 103,174
Total liabilities ......................................................................... 9,935,384
Net assets, at value ................................................................. $202,101,342
Net assets consist of:
Paid-in capital ............................................................................. $291,901,625
Total distributable earnings (losses) ............................................................. (89,800,283)
Net assets, at value ................................................................. $202,101,342
Shares outstanding ......................................................................... 27,545,555
Net asset value per share .................................................................... $7.34

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... $347,405
Interest:
Unaffiliated issuers ........................................................................ 14,567,795
Total investment income ................................................................... 14,915,200
Expenses:
Management fees (Note 3 a ) ................................................................... 1,613,716
Custodian fees (Note 4 ) ...................................................................... 1,699
Reports to shareholders ...................................................................... 5,508
Registration and filing fees .................................................................... 106
Professional fees ........................................................................... 149,114
Trustees' fees and expenses .................................................................. 16,447
Other .................................................................................... 11,143
Total expenses ......................................................................... 1,797,733
Expense reductions (Note 4 ) ............................................................... (1,888)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (311,250)
Net expenses ......................................................................... 1,484,595
Net investment income ................................................................ 13,430,605
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (17,360,675)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (19,905,849)
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... (1,372,845)
Net change in unrealized appreciation (depreciation) ............................................ (21,278,694)
Net realized and unrealized gain (loss) ............................................................ (38,639,369)
Net increase (decrease) in net assets resulting from operations .......................................... $(25,208,764)

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Floating Rate Income Fund
Year Ended
July 31, 2020
Year Ended
July 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,430,605 $26,342,449
Net realized gain (loss) ................................................. (17,360,675) (4,185,843)
Net change in unrealized appreciation (depreciation) ........................... (21,278,694) (27,018,665)
Net increase (decrease) in net assets resulting from operations ................ (25,208,764) (4,862,059)
Distributions to shareholders .............................................. (14,505,083) (26,817,913)
Capital share transactions (Note 2 ) .......................................... (83,275,623) (6,300,360)
Net increase (decrease) in net assets ................................... (122,989,470) (37,980,332)
Net assets:
Beginning of year ....................................................... 325,090,812 363,071,144
End of year ........................................................... $202,101,342 $325,090,812

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Income Fund
24
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of

Franklin Floating Rate Master Trust
Notes to Financial Statements
25
Annual Report
Franklin Floating Rate Income Fund
(continued)
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale. On
July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. There remains uncertainty regarding the future
utilization of LIBOR and the nature of any replacement rate.
As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a
floating rate based on LIBOR cannot yet be determined.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Senior Floating Rate Interests
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
26
Annual Report
Franklin Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At July 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Year Ended July 31,
2020 2019
Shares Amount Shares Amount
Shares redeemed ............................... (10,220,758) $(83,275,623) (666,000) $(6,300,360)
Net increase (decrease) .......................... (10,220,758) $(83,275,623) (666,000) $(6,300,360)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements
27
Annual Report
Franklin Floating Rate Income Fund
(continued)
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2020, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the
Fund do not exceed 0.60%, based on the average net assets until November 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
At July 31, 2020, the shares of the Fund were owned by the following investment companies:
a
Investment activities of significant investment companies could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $37,831,757 $171,027,898 $(196,608,111) $ — $ — $ 12,251,544 12,251,544 $ 347,405
Total Affiliated Securities .... $37,831,757 $171,027,898 $(196,608,111) $— $— $12,251,544 $347,405
Shares
Percentage of
Outstanding Shares
\
a
Franklin Strategic Income Fund 15,243,687 55.3%
Franklin Floating Rate Daily Access Fund 5,779,667 21.0%
Franklin Low Duration Total Return Fund 2,389,308 8.7%
Franklin Total Return Fund 1,549,310 5.6%
Franklin Floating Rate Master Series 1,464,632 5.3%
Franklin Strategic Income VIP Fund 1,118,951 4.1%
Total
27,545,555 100.0%
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
28
Annual Report
Franklin Floating Rate Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2020 and 2019, was as follows:
At July 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2020, aggregated
$153,537,556 and $223,326,399, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2020, the Fund had 92.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2020, the aggregate value of these securities was $12,434,795, representing 6.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,543,494
Long term ................................................................................ 16,688,383
Total capital loss carryforwards ............................................................... $21,231,877
2020 2019
Distributions paid from:
Ordinary income .......................................................... $14,505,083 $26,817,913
Cost of investments .......................................................................... $270,986,595
Unrealized appreciation ........................................................................ $3,506,991
Unrealized depreciation ........................................................................ (72,482,735)
Net unrealized appreciation (depreciation) .......................................................... $(68,975,744)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,183,949

Franklin Floating Rate Master Trust
Notes to Financial Statements
29
Annual Report
Franklin Floating Rate Income Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At July 31, 2020, unfunded commitments were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Income Fund
209,637
a
Appvion Operations, Inc.. ...................... 6/14/18 $ 2,148,646 $ 4,104,406
4,747,033
b
Onsite Rental Group Operations Pty. Ltd. .......... 5/21/20 — 138,088
68,931
c
Remington Outdoor Co., Inc., Litigation Units .. ...... 5/16/18 — —
Total Restricted Securities (Value is 2.10% of Net Assets) ............. $2,148,646 $4,242,494
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $7,421,154 as of July 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $12,755,713 as of July 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $183,046 as of July 31, 2020.
Borrower Unfunded Commitment
Pathway Vet Alliance LLC $169,416
24 Hour Fitness Worldwide, Inc. 943,490
Total
$1,112,906

Franklin Floating Rate Master Trust
Notes to Financial Statements
30
Annual Report
Franklin Floating Rate Income Fund
(continued)
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended July 31, 2020, investments in “affiliated companies” were as follows:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2020, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount
*
Held
at End
of Year
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co., Inc . $ 1,555,891 $ — $ — $ — $ (1,372,845) $ 183,046 732,184 $ —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 68,931 —
Total Affiliated Securities
(Value is 0.1% of Net Assets) $1,555,891 $— $— — (1,372,845) $183,046 $—

Franklin Floating Rate Master Trust
Notes to Financial Statements
31
Annual Report
Franklin Floating Rate Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
Liabilities:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ 4,425,540 $ 4,425,540
Corporate Bonds ........................ — — 7,171,452 7,171,452
Senior Floating Rate Interests ............... — 172,578,054 5,584,261 178,162,315
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 12,251,544 — — 12,251,544
Total Investments in Securities ........... $12,251,544 $172,578,054 $17,181,253 $202,010,851
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 5 8, 568 $ — $ 5 8, 568
Total Other Financial Instruments ......... $— $58,568 $— $58,568
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $9,828 $— $9,828
Total Other Financial Instruments ......... $— $9,828 $— $8,828
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at July 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace &
Defense . $ — $ — $ — $ 366,092 $ — $ — $ — $ (183,046) $ 183,046 $ (183,046)
Paper &
Forest
Products . 2,396,922 — — — — — — 1,707,484 4,104,406 1,707,484
Road & Rail — — — —
c
— — — 138,088 138,088 138,088
Corporate
Bonds :
Road & Rail — — — 7,225,954 — 754,166 — (808,668) 7,171,452 (808,668)
Senior Floating
Rate Interests :
Road & Rail — — — 6,112,56 6 — (19,124) — (509,181) 5,584,261 (509,181)
Escrows and
Litigation
Trusts .... —
c
— — — — (516,983) 516,983 — —
c
—
Total Investments in
Securities ....... $2,396,922 $— $— $13,704,612 $— 218,059 516,983 344,677 $17,181,253 344,677
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
32
Annual Report
Franklin Floating Rate Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2020, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered
a
The investment was transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products....... $4,104,406 Discounted cash flow Weighted average cost of capital
16.5% Decrease
c
Free cash flow $162.1 mil Increase
Discount for lack of
marketability
20.0% Decrease
c
Long term growth 0.0% Increase
Corporate Bonds:
Road & Rail..........................
7,171,452
Discounted cash flow Discount rate 16.7% Decrease
c
Free cash flow $8.8 mil Increase
Senior Floating Rate Interests:
Road & Rail..........................
5,584,261
Discounted cash flow Discount rate 12.1% Decrease
c
Free cash flow $7.1 mil Increase
All Other Investments..............
321,134
d,e
Total........................................... $17,181,253
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2020.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
33
Annual Report
Franklin Floating Rate Income Fund
(continued)
based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
14. New Accounting Pronouncements
(continued)

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm
34
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Floating Rate Income Fund (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
"Fund") as of July 31, 2020, the related statement of operations for the year ended July 31, 2020, the statement of changes in net assets for each of the two years in the period ended July 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust
Tax Information (unaudited)
36
franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $13,799,699 as interested related for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended July, 31, 2020.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $140,961 for the fiscal year ended July 31, 2020 and $144,624 for the fiscal year ended July 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2020 and $20,000 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $467 for the fiscal year ended July 31, 2020 and $0 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $183,444 for the fiscal year ended July 31, 2020 and $14,500 for the fiscal year ended July 31, 2019.  The services for which these fees were paid included for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $183,911 for the fiscal year ended July 31, 2020 and $34,500 for the fiscal year ended July 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By __S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date September 25, 2020

By _S\GASTON GARDEY________________________

Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date September 25, 2020